Vessel revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) vessel
Analysis of income and expense [abstract]
Pool revenue	$ 691,886	$ 543,784	$ 458,730
Time charter revenue	2,551	34,015	37,411
Voyage revenue (spot market)	9,888	7,248	16,591
Revenue	$ 704,325	$ 585,047	$ 512,732
Vessels that earned revenue in long-term time-charter contracts | vessel	3	5	5